CAPITAL STOCK - Share Repurchases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) shares
Disclosure of classes of share capital [line items]
Common shares repurchased (in shares) | shares	487,300		147,200
Average price per common share including commissions (in cdn per share) | $ / shares		$ 18.88		$ 15.77
Total purchase price including commissions	$ 7,451		$ 1,697
Carrying value of the common shares repurchased
Disclosure of classes of share capital [line items]
Common shares repurchased (in shares) | shares	487,300		147,200		2,487,188
Total purchase price including commissions	$ 2,898		$ 862		$ 14,973
Share repurchase premium
Disclosure of classes of share capital [line items]
Total purchase price including commissions	$ 4,553		$ 835		$ 15,011